Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Ordinary shares, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	21,139,385	21,018,919
Ordinary shares, Shares, Outstanding	21,139,385	21,018,919